Janus Henderson Global Select Fund N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JANUS INVESTMENT FUND
Entity Central Index Key	0000277751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Jan. 28, 2026